Goodwill and Intangibles (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ending Balance, Finite-Lived Intangible Assets	$ 222,142,885
Ending Balance, Goodwill	45,666,784
Impairment (Note 16)	400,000
Carrying amount	266,194,530	$ 0
Amortization [Member]
Impairment (Note 16)	(32,569)
Additions, Finite-Lived Intangible Assets	23,725,337
Beginning Balance, Finite-Lived Intangible Assets	0
Ending Balance, Finite-Lived Intangible Assets	23,692,768
Gross Carrying Amount [Member]
Ending Balance, Finite-Lived Intangible Assets	289,887,298
Impairment (Note 16)	(652,591,355)
Additions, Finite-Lived Intangible Assets	871,519,694
Beginning Balance, Finite-Lived Intangible Assets	0
Transferred to assets held for sale, Finite-Lived Intangible Assets	(400,000)
Disposals, Finite-Lived Intangible Assets	(7,735,395)
Kases Journey And Martian Delivery [Member] | Gross Carrying Amount [Member]
Additions, Finite-Lived Intangible Assets	79,094,354
Customer Relationships [Member]
Carrying amount	2,611,576	0
Customer Relationships [Member] | Amortization [Member]
Ending Balance, Finite-Lived Intangible Assets	308,424
Additions, Finite-Lived Intangible Assets	308,424
Beginning Balance, Finite-Lived Intangible Assets	0
Customer Relationships [Member] | Gross Carrying Amount [Member]
Ending Balance, Finite-Lived Intangible Assets	2,920,000
Additions, Finite-Lived Intangible Assets	2,920,000
Beginning Balance, Finite-Lived Intangible Assets	0
License [Member]
Carrying amount	107,138,149	0
License [Member] | Amortization [Member]
Ending Balance, Finite-Lived Intangible Assets	17,572,144
Impairment (Note 16)	(32,569)
Additions, Finite-Lived Intangible Assets	17,604,713
Beginning Balance, Finite-Lived Intangible Assets	0
License [Member] | Gross Carrying Amount [Member]
Ending Balance, Finite-Lived Intangible Assets	124,710,293
Impairment (Note 16)	(33,486,917)
Additions, Finite-Lived Intangible Assets	137,460,000
Beginning Balance, Finite-Lived Intangible Assets	0
Transferred to assets held for sale, Finite-Lived Intangible Assets	(400,000)
Disposals, Finite-Lived Intangible Assets	(250,000)
License [Member] | Kases Journey And Martian Delivery [Member] | Gross Carrying Amount [Member]
Additions, Finite-Lived Intangible Assets	21,387,210
Cultivation Network [Member]
Carrying amount	957,406	0
Cultivation Network [Member] | Amortization [Member]
Ending Balance, Finite-Lived Intangible Assets	547,594
Additions, Finite-Lived Intangible Assets	547,594
Beginning Balance, Finite-Lived Intangible Assets	0
Cultivation Network [Member] | Gross Carrying Amount [Member]
Ending Balance, Finite-Lived Intangible Assets	1,505,000
Impairment (Note 16)	(3,515,000)
Additions, Finite-Lived Intangible Assets	5,020,000
Beginning Balance, Finite-Lived Intangible Assets	0
Brand [Member]
Carrying amount	111,435,754	0
Brand [Member] | Amoritization [Member]
Ending Balance, Finite-Lived Intangible Assets	5,264,606
Additions, Finite-Lived Intangible Assets	5,264,606
Beginning Balance, Finite-Lived Intangible Assets	0
Brand [Member] | Gross Carrying Amount [Member]
Ending Balance, Finite-Lived Intangible Assets	116,700,360
Additions, Finite-Lived Intangible Assets	109,140,000
Beginning Balance, Finite-Lived Intangible Assets	0
Disposals, Finite-Lived Intangible Assets	(4,480,000)
Brand [Member] | Kases Journey And Martian Delivery [Member] | Gross Carring Amount [Member]
Additions, Finite-Lived Intangible Assets	12,040,360
Goodwill [Member]
Ending Balance, Goodwill	44,051,645
Carrying amount	44,051,645	$ 0
Goodwill [Member] | Gross Carrying Amount [Member]
Ending Balance, Goodwill	44,051,645
Impairment (Note 16)	(615,589,438)
Beginning Balance, Goodwill	0
Acquired in a business combination, Goodwill	616,979,694
Disposals	(3,005,395)
Goodwill [Member] | Kases Journey And Martian Delivery [Member] | Gross Carring Amount [Member]
Acquired in a business combination, Goodwill	$ 45,666,784